Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Total Amount of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	$ 5,075	$ 8,813
Customer A
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	1,685	2,222
Customer B
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	630	2,156
Customer C
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net		$ 1,066
Customer D
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	928
Customer E
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	602
Customer F
Summaryof Significant Accounting Policies Details [Line Items]
Revenue, net	$ 555